Unaudited Interim Condensed Consolidated Statements of Equity		no. of shares Class A HKD ($) shares		no. of shares Class A USD ($) shares		no. of shares Class B HKD ($) shares		no. of shares Class B USD ($) shares		Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	(Accumulated deficit) retained earnings HKD ($)	(Accumulated deficit) retained earnings USD ($)	Accumulated other comprehensive (losses) income HKD ($)	Accumulated other comprehensive (losses) income USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)			[1]				[1]			$ 5,031,196		$ (1,180,517)		$ (318,447)		$ 3,532,232
BALANCE at Dec. 31, 2023			[1]				[1]			5,031,196		(1,180,517)		(318,447)		3,532,232
BALANCE (in Shares) at Dec. 31, 2023 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
Net income (loss)			[1]				[1]					4,906,822				4,906,822
Foreign currency translation			[1]				[1]							(22,143)		(22,143)
BALANCE at Jun. 30, 2024			[1]				[1]			5,031,196		3,726,305		(340,590)		8,416,911
BALANCE (in Shares) at Jun. 30, 2024 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
BALANCE (in Dollars)			[1]				[1]			5,031,196		3,726,305		(340,590)		8,416,911
BALANCE (in Dollars)			[1]				[1]			5,031,196		5,222,366		(350,409)		9,903,153
BALANCE at Dec. 31, 2024			[1]				[1]			5,031,196		5,222,366		(350,409)		9,903,153
BALANCE (in Shares) at Dec. 31, 2024 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
Net income (loss)			[1]				[1]					8,033,908				8,033,908	$ 1,023,441
Foreign currency translation			[1]				[1]							79,886		79,886
BALANCE at Jun. 30, 2025			[1]		[1]		[1]		[1]	5,031,196	$ 645,109	13,256,274	$ 1,694,831	(270,523)	$ (44,756)	18,016,947	2,295,184
BALANCE (in Shares) at Jun. 30, 2025 | shares	[1]	18,000,000		18,000,000		4,500,000		4,500,000
BALANCE (in Dollars)			[1]		[1]		[1]		[1]	$ 5,031,196	$ 645,109	$ 13,256,274	$ 1,694,831	$ (270,523)	$ (44,756)	$ 18,016,947	$ 2,295,184

[1]	Giving retroactive effect to the issuance of ordinary shares which is detailed in Note 1.